UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (50.7%)
	Airlines (0.1%)
567,798	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	$588,173
	Communication Services (6.4%)
1,088,000	Altice Financing, SA*^ 7.500%, 05/15/26	1,034,095
2,755,000	Altice France, SA* 7.375%, 05/01/26	2,662,597
	Altice Luxembourg, SA*^
594,000	7.625%, 02/15/25	505,761
514,000	7.750%, 05/15/22	499,621
	Cincinnati Bell, Inc.*^
1,296,000	8.000%, 10/15/25	1,128,972
584,000	7.000%, 07/15/24	504,500
791,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	724,750
	CSC Holdings, LLC*
3,744,000	5.500%, 04/15/27	3,668,352
1,588,000	5.500%, 05/15/26^	1,576,328
1,138,000	7.500%, 04/01/28^	1,171,856
6,222,000	Embarq Corp. 7.995%, 06/01/36	5,872,417
	Frontier Communications Corp.
3,364,000	11.000%, 09/15/25^	2,178,510
2,537,000	7.625%, 04/15/24	1,372,073
1,073,000	8.500%, 04/01/26*^	974,547
	Gray Television, Inc.*^
1,256,000	5.875%, 07/15/26	1,233,938
514,000	7.000%, 05/15/27	534,272
	Hughes Satellite Systems Corp.^
1,286,000	6.625%, 08/01/26	1,245,813
287,000	5.250%, 08/01/26	277,357
	Inmarsat Finance, PLC*
1,533,000	4.875%, 05/15/22^	1,487,845
979,000	6.500%, 10/01/24μ	951,275
	Intelsat Jackson Holdings, SA
1,850,000	9.750%, 07/15/25*	1,929,439
1,049,000	8.000%, 02/15/24*^	1,093,693
1,029,000	5.500%, 08/01/23^	936,843
544,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	498,513
1,336,000	Qwest Corp. 6.875%, 09/15/33	1,260,122
544,000	SBA Communications Corp.^ 4.000%, 10/01/22	540,850
	Sprint Corp.
5,763,000	7.875%, 09/15/23^	6,131,140
1,895,000	7.125%, 06/15/24	1,949,244
1,340,000	7.625%, 03/01/26^	1,393,325
1,365,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	1,315,451
796,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	693,630
2,033,000	United States Cellular Corp. 6.700%, 12/15/33	2,110,691
495,000	Wind Tre, S.p.A.*^ 5.000%, 01/20/26	412,256
	Windstream Services, LLC / Windstream Finance Corp.
1,286,000	8.625%, 10/31/25*	1,218,125
PRINCIPAL AMOUNT		VALUE
422,000	7.750%, 10/01/21	$264,970
177,000	10.500%, 06/30/24*	146,928
		51,500,099
	Consumer Discretionary (8.4%)
475,000	American Greetings Corp.* 7.875%, 02/15/25	397,648
1,434,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,084,685
1,360,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	1,366,929
1,336,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,248,699
	CCO Holdings, LLC / CCO Holdings Capital Corp.^
2,721,000	5.125%, 05/01/27*	2,635,928
1,044,000	5.750%, 09/01/23	1,065,162
574,000	5.000%, 02/01/28*	546,256
	Century Communities, Inc.
2,177,000	6.875%, 05/15/22	2,192,631
791,000	5.875%, 07/15/25	730,912
3,858,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	3,870,018
	DISH DBS Corp.^
1,286,000	7.750%, 07/01/26	1,110,319
821,000	5.875%, 11/15/24	682,735
2,404,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	2,419,662
1,256,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	1,244,432
1,336,000	GLP Capital, LP / GLP Financing II, Inc. 5.250%, 06/01/25	1,378,491
1,068,000	goeasy, Ltd.μ* 7.875%, 11/01/22	1,120,124
1,608,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	1,513,779
5,441,000	Hasbro, Inc. 6.600%, 07/15/28	6,275,323
1,336,000	International Game Technology, PLC*^ 6.250%, 01/15/27	1,356,247
3,756,000	L Brands, Inc.^ 6.875%, 11/01/35	3,247,588
1,385,000	Lennar Corp. 5.250%, 06/01/26	1,351,912
1,400,000	M/I Homes, Inc. 5.625%, 08/01/25	1,290,744
	Mattel, Inc.
2,701,000	6.750%, 12/31/25*^	2,554,579
45,000	2.350%, 08/15/21	41,864
1,242,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,144,168
2,162,000	Meritage Homes Corp. 7.000%, 04/01/22	2,276,867
534,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	241,229
2,770,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,725,126
	PetSmart, Inc.*^
876,000	5.875%, 06/01/25	690,113
297,000	8.875%, 06/01/25	188,409

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Rite Aid Corp.
2,399,000	7.700%, 02/15/27	$1,646,314
791,000	6.125%, 04/01/23*^	668,395
2,628,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	3,118,569
1,853,000	Salem Media Group, Inc.* 6.750%, 06/01/24	1,690,983
1,268,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	1,235,596
4,205,000	Service Corp. International 7.500%, 04/01/27	4,601,847
1,286,000	Sotheby’s*^ 4.875%, 12/15/25	1,230,959
1,029,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	1,048,304
3,188,000	Taylor Morrison Communities Corp. / Taylor Morrison Holdings II, Inc.*^ 5.250%, 04/15/21	3,199,477
471,856	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	492,351
1,034,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	1,007,535
		67,932,909
	Consumer Staples (2.7%)
796,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	746,242
791,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	770,228
1,548,000	Fresh Market, Inc.* 9.750%, 05/01/23	1,162,889
	JBS USA LUX, SA / JBS USA Finance, Inc.*
8,879,000	7.250%, 06/01/21	9,014,405
1,810,000	6.750%, 02/15/28	1,848,987
	New Albertson’s, Inc.
1,558,000	7.450%, 08/01/29	1,368,906
876,000	7.750%, 06/15/26	798,111
618,000	8.000%, 05/01/31	555,925
	Pilgrim’s Pride Corp.*
2,053,000	5.875%, 09/30/27^	1,991,574
514,000	5.750%, 03/15/25	504,429
	Post Holdings, Inc.*
1,336,000	5.750%, 03/01/27	1,312,333
257,000	5.625%, 01/15/28^	247,055
	Simmons Foods, Inc.*
1,049,000	7.750%, 01/15/24	1,085,930
608,000	5.750%, 11/01/24^	498,192
		21,905,206
	Energy (7.8%)
801,000	Apergy Corp. 6.375%, 05/01/26	790,215
406,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	395,343
2,246,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	2,277,107
797,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	760,760
PRINCIPAL AMOUNT		VALUE
1,336,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	$1,140,236
2,671,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	2,027,155
1,934,000	California Resources Corp.*^ 8.000%, 12/15/22	1,555,158
2,027,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	2,006,071
1,350,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	1,064,219
1,029,000	Cheniere Energy Partners, LP*^ 5.625%, 10/01/26	1,033,157
	Chesapeake Energy Corp.^
1,336,000	8.000%, 01/15/25	1,345,412
1,068,000	7.000%, 10/01/24	1,044,499
752,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	696,563
2,770,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,335,138
519,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	489,552
	Denbury Resources, Inc.
1,113,000	5.500%, 05/01/22	815,974
1,029,000	7.500%, 02/15/24*^	901,507
757,000	9.250%, 03/31/22*^	747,579
574,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	543,285
	Energy Transfer, LP
2,770,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	2,223,479
2,078,000	5.875%, 01/15/24μ	2,213,257
287,000	5.500%, 06/01/27^	298,008
	Enterprise Products Operating, LLCμ‡
2,028,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	1,810,538
519,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	450,020
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
1,063,000	7.750%, 05/15/26	981,537
940,000	9.375%, 05/01/24	503,497
	Genesis Energy, LP / Genesis Energy Finance Corp.^
1,326,000	6.500%, 10/01/25	1,257,923
1,286,000	6.250%, 05/15/26	1,182,760
	Gulfport Energy Corp.
1,286,000	6.375%, 05/15/25	1,216,022
717,000	6.000%, 10/15/24^	675,116
1,044,000	Halcon Resources Corp. 6.750%, 02/15/25	794,776
1,519,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	1,453,668
1,731,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	1,643,134
1,360,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,344,693
1,029,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	922,514

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
490,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	$439,721
134,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	116,765
772,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	774,775
129,325	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	132,781
935,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	886,179
1,336,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,241,271
1,286,000	PDC Energy, Inc.^ 5.750%, 05/15/26	1,213,765
1,129,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	1,087,238
1,316,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,181,400
514,000	QEP Resources, Inc.^ 5.625%, 03/01/26	494,131
1,969,000	SESI, LLC^ 7.750%, 09/15/24	1,559,094
514,000	SM Energy Company^ 6.750%, 09/15/26	507,524
1,108,000	Southwestern Energy Company^ 7.500%, 04/01/26	1,144,149
846,000	Sunoco, LP / Sunoco Finance Corp.^ 5.500%, 02/15/26	835,996
816,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.* 6.500%, 07/15/27	841,675
267,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	245,131
267,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	268,007
1,242,000	Transocean, Inc.*^ 7.500%, 01/15/26	1,183,222
1,286,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	1,068,184
2,176,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	2,129,586
2,765,000	Weatherford International, Ltd. 8.250%, 06/15/23	1,776,208
1,286,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	1,262,492
1,405,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	1,425,583
		62,754,749
	Financials (7.0%)
2,587,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	2,259,356
3,798,000	Ally Financial, Inc. 8.000%, 11/01/31	4,568,975
PRINCIPAL AMOUNT		VALUE
1,306,000	Amwins Group, Inc.* 7.750%, 07/01/26	$1,312,262
	Ardonagh Midco 3, PLC*
2,350,000	8.625%, 07/15/23^	2,026,170
495,000	8.625%, 07/15/23	421,398
2,359,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,264,263
1,336,000	Bank of America Corp.‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	1,300,449
1,336,000	Bank of Nova Scotiaμ^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	1,195,880
2,283,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	2,142,481
2,557,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	2,304,790
1,301,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	1,198,702
564,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	562,128
1,286,000	HUB International, Ltd.* 7.000%, 05/01/26	1,248,661
2,068,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,597,468
2,859,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,661,558
	Jefferies Finance, LLC*
3,413,000	7.375%, 04/01/20	3,427,744
2,770,000	7.250%, 08/15/24	2,641,985
1,237,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	1,138,795
1,113,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,102,482
1,370,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	1,384,234
1,385,000	LPL Holdings, Inc.* 5.750%, 09/15/25	1,362,376
2,226,000	MetLife, Inc.μ 6.400%, 12/15/66	2,358,380
2,562,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,558,951
	Navient Corp.^
1,682,000	6.750%, 06/25/25	1,626,368
683,000	6.500%, 06/15/22	699,385
1,148,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,158,079
2,201,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	2,103,320
1,360,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,351,908
	Springleaf Finance Corp.^
1,744,000	6.875%, 03/15/25	1,671,171
1,336,000	7.125%, 03/15/26	1,278,091

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
722,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	$719,524
2,627,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	2,278,739
		55,926,073
	Health Care (6.2%)
2,458,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	2,414,248
2,622,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	2,795,498
	Community Health Systems, Inc.
4,275,000	8.125%, 06/30/24*^	3,407,132
366,000	6.875%, 02/01/22	208,378
3,878,000	DaVita, Inc.^ 5.125%, 07/15/24	3,825,395
3,502,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	2,869,539
799,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	753,553
	HCA, Inc.
4,328,000	5.875%, 05/01/23	4,585,711
3,230,000	5.375%, 02/01/25	3,343,002
1,291,000	7.500%, 11/06/33	1,428,401
1,232,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	1,304,220
1,316,000	Magellan Health, Inc.μ 4.400%, 09/22/24	1,238,586
1,766,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,494,795
544,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	442,517
	Tenet Healthcare Corp.
3,759,000	6.750%, 06/15/23^	3,693,424
1,459,000	4.625%, 07/15/24^	1,434,525
1,336,000	6.250%, 02/01/27*	1,356,721
134,000	6.875%, 11/15/31	119,694
1,618,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	1,514,990
4,041,000	Teva Pharmaceutical Finance IV, BVμ 3.650%, 11/10/21	3,914,699
	Teva Pharmaceutical Finance Netherlands III, BVμ^
1,840,000	6.000%, 04/15/24	1,875,457
806,000	2.800%, 07/21/23	726,706
	Valeant Pharmaceuticals International*
2,622,000	8.500%, 01/31/27	2,742,546
1,286,000	9.250%, 04/01/26	1,382,855
1,073,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	973,748
		49,846,340
	Industrials (5.5%)
1,583,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,568,017
PRINCIPAL AMOUNT		VALUE
801,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	$803,952
	Allison Transmission, Inc.*
915,000	4.750%, 10/01/27	857,259
574,000	5.000%, 10/01/24μ	566,242
1,533,000	Arconic, Inc.μ^ 5.125%, 10/01/24	1,548,422
1,512,020	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	1,326,253
1,311,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,229,403
1,979,000	Bombardier, Inc.*^ 7.500%, 03/15/25	1,908,488
	Covanta Holding Corp.
1,509,000	5.875%, 03/01/24	1,505,348
307,000	5.875%, 07/01/25	300,485
1,311,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,126,346
1,805,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,686,700
262,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	248,062
2,661,000	Garda World Security Corp.* 7.250%, 11/15/21	2,611,093
	Golden Nugget, Inc.*
1,464,000	6.750%, 10/15/24^	1,472,257
989,000	8.750%, 10/01/25	1,015,881
1,306,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,346,728
1,984,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	1,942,356
	Hertz Corp.^
816,000	7.375%, 01/15/21	814,915
287,000	7.625%, 06/01/22*	287,017
	Icahn Enterprises, LPμ^
1,424,000	6.750%, 02/01/24	1,475,428
1,286,000	6.375%, 12/15/25	1,322,426
396,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	377,665
1,305,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,178,806
693,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	692,477
2,031,000	Meritor, Inc. 6.250%, 02/15/24	2,044,262
1,083,000	Multi-Color Corp.*^ 4.875%, 11/01/25	1,029,787
1,810,000	Navistar International Corp.*^ 6.625%, 11/01/25	1,819,484
	Park Aerospace Holdings, Ltd.*^
806,000	4.500%, 03/15/23μ	795,329
514,000	5.500%, 02/15/24	523,095
2,275,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,215,384
1,266,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	1,200,928
841,000	Tennant Company 5.625%, 05/01/25	836,278
267,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	233,977

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
594,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	$577,448
786,000	TransDigm, Inc.* 6.250%, 03/15/26	799,048
	United Rentals North America, Inc.^
1,063,000	4.875%, 01/15/28	1,008,798
989,000	5.875%, 09/15/26	1,009,230
534,000	6.500%, 12/15/26	555,542
648,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	631,087
		44,491,703
	Information Technology (1.9%)
1,979,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	2,002,827
524,000	Cardtronics, Inc.* 5.500%, 05/01/25	500,226
2,131,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	2,016,384
3,349,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	3,350,403
1,212,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,144,449
2,439,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	2,550,011
1,286,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,207,728
1,533,000	Nuance Communications, Inc.μ^ 6.000%, 07/01/24	1,551,243
1,148,000	VFH Parent, LLC*^ 6.750%, 06/15/22	1,178,680
		15,501,951
	Materials (3.3%)
2,328,000	AK Steel Corp.^ 6.375%, 10/15/25	1,901,080
	Alcoa Nederland Holding, BV*^
2,058,000	7.000%, 09/30/26	2,170,387
198,000	6.125%, 05/15/28	200,858
4,190,000	ArcelorMittal, SA 7.000%, 10/15/39	4,596,723
2,414,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	2,350,415
524,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	524,624
	First Quantum Minerals, Ltd.*
809,000	7.000%, 02/15/21^	807,928
594,000	7.250%, 04/01/23	569,251
1,979,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,902,660
791,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	791,486
821,000	Kinross Gold Corp. 4.500%, 07/15/27	741,264
1,202,000	New Gold, Inc.*^ 6.375%, 05/15/25	1,014,260
3,418,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	3,423,264
PRINCIPAL AMOUNT		VALUE
2,622,000	PH Glatfelter Companyμ 5.375%, 10/15/20	$2,626,117
	United States Steel Corp.^
2,552,000	6.875%, 08/15/25	2,443,655
544,000	6.250%, 03/15/26	495,353
		26,559,325
	Real Estate (0.5%)
767,000	CBL & Associates, LP^ 5.250%, 12/01/23	646,090
2,162,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	2,107,831
1,286,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	1,249,446
		4,003,367
	Utilities (0.9%)
346,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	343,805
	NRG Energy, Inc.^
791,000	5.750%, 01/15/28	800,741
514,000	6.625%, 01/15/27	545,118
2,533,000	PPL Capital Funding, Inc.μ^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	2,304,751
782,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	727,725
1,286,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	1,196,482
1,118,000	Vistra Energy Corp.* 8.125%, 01/30/26	1,211,945
		7,130,567

	TOTAL CORPORATE BONDS (Cost $426,248,803)	408,140,462

CONVERTIBLE BONDS (71.8%)
	Communication Services (3.6%)
5,982,000	GCI Liberty, Inc.* 1.750%, 09/30/46	6,368,198
	Liberty Media Corp.
9,499,000	1.375%, 10/15/23	10,700,766
5,900,000	2.250%, 09/30/46	2,898,699
2,070,000	2.250%, 12/01/48*^	2,131,624
3,000,000	Liberty Media Corp. / Liberty Formula One^ 1.000%, 01/30/23	3,170,985
4,250,000	Twitter, Inc.*^ 0.250%, 06/15/24	3,951,204
		29,221,476
	Consumer Discretionary (7.9%)
8,750,000	Booking Holdings, Inc. 0.350%, 06/15/20	12,434,406
5,200,000	Caesars Entertainment Corp.^ 5.000%, 10/01/24	7,662,330
	DISH Network Corp.
11,260,000	2.375%, 03/15/24	9,312,245
4,250,000	3.375%, 08/15/26	3,608,696
	Liberty Interactive, LLC
2,422,705	4.000%, 11/15/29	1,638,766
1,850,000	3.750%, 02/15/30	1,225,773

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,750,000	Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	$3,516,131
4,819,000	NIO, Inc.* 4.500%, 02/01/24	4,821,940
4,250,000	RH*^ 0.000%, 06/15/23	4,046,149
14,250,000	Tesla, Inc.^ 1.250%, 03/01/21	15,333,784
		63,600,220
	Energy (3.3%)
	Helix Energy Solutions Group, Inc.
1,842,000	4.125%, 09/15/23	1,908,340
1,187,000	4.250%, 05/01/22	1,147,841
5,750,000	Nabors Industries, Inc. 0.750%, 01/15/24	3,870,584
5,741,000	Oil States International, Inc.* 1.500%, 02/15/23	5,022,342
5,150,000	PDC Energy, Inc. 1.125%, 09/15/21	4,666,157
6,062,000	SM Energy Company 1.500%, 07/01/21	5,768,144
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20*	243,853
1,027,000	2.000%, 10/01/18	23,749
3,400,000	TOTAL, SA^ 0.500%, 12/02/22	3,585,368
		26,236,378
	Financials (3.2%)
5,825,000	Hope Bancorp, Inc.* 2.000%, 05/15/38	5,215,472
3,688,000	IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	5,451,436
7,500,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,893,825
7,695,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*^§ 0.250%, 05/01/23	7,270,505
		25,831,238
	Health Care (14.4%)
10,875,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	13,136,130
7,250,000	CONMED Corp.* 2.625%, 02/01/24	7,372,452
8,400,000	DexCom, Inc.* 0.750%, 12/01/23	9,299,010
4,250,000	Evolent Health, Inc.* 1.500%, 10/15/25	3,722,001
4,000,000	Exact Sciences Corp.^ 1.000%, 01/15/25	5,546,020
2,950,000	Flexion Therapeutics, Inc.^ 3.375%, 05/01/24	2,678,394
	Illumina, Inc.
5,500,000	0.500%, 06/15/21	6,972,487
1,737,000	0.000%, 06/15/19	1,985,730
	Innoviva, Inc.
4,000,000	2.125%, 01/15/23^	4,302,400
596,000	2.500%, 08/15/25	709,949
2,000,000	Insmed, Inc. 1.750%, 01/15/25	1,819,030
7,500,000	Insulet Corp.* 1.375%, 11/15/24	8,227,612
PRINCIPAL AMOUNT		VALUE
6,450,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	$7,167,466
3,500,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	3,430,683
4,250,000	Ligand Pharmaceuticals, Inc.* 0.750%, 05/15/23	3,626,716
3,000,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	4,074,990
4,475,000	NuVasive, Inc. 2.250%, 03/15/21	4,787,713
7,750,000	Pacira Pharmaceuticals, Inc.^ 2.375%, 04/01/22	7,716,559
2,500,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	5,116,813
3,536,000	Supernus Pharmaceuticals, Inc.*^ 0.625%, 04/01/23	3,503,840
4,250,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	5,960,497
4,250,000	Wright Medical Group, Inc.*^ 1.625%, 06/15/23	4,567,284
		115,723,776
	Industrials (4.3%)
4,250,000	Air Transport Services Group, Inc.^ 1.125%, 10/15/24	4,203,569
4,150,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	4,297,532
5,750,000	Dycom Industries, Inc.^ 0.750%, 09/15/21	5,537,365
3,750,000	Echo Global Logistics, Inc.^ 2.500%, 05/01/20	3,724,856
3,188,000	FTI Consulting, Inc.* 2.000%, 08/15/23	3,084,470
8,750,000	Greenbrier Companies, Inc. 2.875%, 02/01/24	9,039,450
3,500,000	Meritor, Inc.^ 3.250%, 10/15/37	3,319,890
2,078,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,722,330
		34,929,462
	Information Technology (32.5%)
2,500,000	Advanced Micro Devices, Inc.^ 2.125%, 09/01/26	7,818,612
7,668,000	Akamai Technologies, Inc.*^ 0.125%, 05/01/25	7,315,387
2,100,000	Atlassian, Inc.*^ 0.625%, 05/01/23	2,846,078
8,500,000	DocuSign, Inc.*^ 0.500%, 09/15/23	8,515,895
	Envestnet, Inc.
4,250,000	1.750%, 06/01/23*	4,452,364
3,500,000	1.750%, 12/15/19	3,637,305
4,250,000	FireEye, Inc.*^ 0.875%, 06/01/24	4,445,224
7,750,000	Guidewire Software, Inc. 1.250%, 03/15/25	7,847,921
6,800,000	II-VI, Inc. 0.250%, 09/01/22	7,177,944
9,100,000	Inphi Corp. 0.750%, 09/01/21	8,987,251
5,500,000	Intel Corp.~ 3.250%, 08/01/39	12,626,900

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
4,750,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	$5,127,649
18,000,000	Microchip Technology, Inc.~ 1.625%, 02/15/27	19,359,450
5,750,000	Micron Technology, Inc. 3.000%, 11/15/43	7,538,624
5,612,000	New Relic, Inc.*^ 0.500%, 05/01/23	6,416,003
7,150,000	NXP Semiconductors, NV 1.000%, 12/01/19	7,375,833
	ON Semiconductor Corp.
6,472,000	1.000%, 12/01/20	7,961,757
5,750,000	1.625%, 10/15/23^	6,958,851
6,000,000	OSI Systems, Inc. 1.250%, 09/01/22	6,162,510
17,250,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	17,991,405
4,250,000	Pure Storage, Inc.* 0.125%, 04/15/23	4,135,866
2,069,000	Q2 Holdings, Inc.* 0.750%, 02/15/23	2,438,854
3,825,000	Quotient Technology, Inc. 1.750%, 12/01/22	3,589,151
2,419,000	Rapid7, Inc.* 1.250%, 08/01/23	2,848,917
2,550,000	RealPage, Inc. 1.500%, 11/15/22	3,665,714
3,250,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	3,441,051
	Splunk, Inc.*
8,375,000	1.125%, 09/15/25	9,011,626
8,375,000	0.500%, 09/15/23	8,942,783
8,450,000	Square, Inc.*^ 0.500%, 05/15/23	9,976,239
3,033,000	Synaptics, Inc. 0.500%, 06/15/22	2,723,983
3,000,000	Twilio, Inc.*^ 0.250%, 06/01/23	5,084,190
6,000,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	6,315,720
8,500,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	8,855,385
15,000,000	Workday, Inc.^ 0.250%, 10/01/22	20,208,300
7,750,000	Zendesk, Inc.*^ 0.250%, 03/15/23	9,673,511
		261,474,253
	Materials (0.6%)
5,100,000	Royal Gold, Inc. 2.875%, 06/15/19	5,114,255
	Real Estate (1.4%)
3,777,000	Empire State Realty OP, LP* 2.625%, 08/15/19	3,757,265
4,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	4,376,580
3,000,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	3,000,540
		11,134,385
	Utilities (0.6%)
4,250,000	NRG Energy, Inc.* 2.750%, 06/01/48	4,724,789
PRINCIPAL AMOUNT		VALUE
	TOTAL CONVERTIBLE BONDS (Cost $600,120,848)	$577,990,232

U.S. GOVERNMENT AND AGENCY SECURITIES (1.4%)
	United States Treasury Note
7,420,000	1.875%, 05/31/22	7,288,401
3,957,000	2.375%, 03/15/21	3,950,627

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $11,321,617)	11,239,028

BANK LOANS (4.8%)
	Communication Services (0.9%)
249,370	Charter Communications Operating, LLC‡ 4.500%, 04/30/25 1 mo. LIBOR + 2.00%	246,465
1,346,625	Cincinnati Bell, Inc.‡ 5.749%, 10/02/24 1 mo. LIBOR + 3.25%	1,332,741
1,010,085	Cumulus Media New Holdings Inc.‡ 7.000%, 05/15/22 1 mo. LIBOR + 4.50%	977,763
1,400,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	1,406,125
1,862,617	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	1,853,305
1,545,000	Sprint Communications, Inc.‡ 5.500%, 02/02/24 1 mo. LIBOR + 3.00%	1,526,174
		7,342,573
	Consumer Discretionary (0.7%)
537,300	American Greetings Corp.‡ 7.023%, 04/06/24 1 mo. LIBOR + 4.50%	529,912
870,478	PetSmart, Inc.‡ 5.520%, 03/11/22 1 mo. LIBOR + 3.00%	732,094
1,900,000	R.R. Donnelley & Sons Company‡ 7.510%, 01/15/24 3 mo. LIBOR + 5.00%	1,886,938
2,660,000	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	2,655,012
		5,803,956
	Energy (0.2%)
1,091,750	McDermott Tech Americas, Inc.‡ 7.499%, 05/10/25 1 mo. LIBOR + 5.00%	1,050,051
500,000	Par Pacific Holdings, Inc.‡ 9.550%, 12/17/25 1 mo. LIBOR + 6.75%	501,250
		1,551,301

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Financials (0.4%)
257,960	AssuredPartners, Inc.‡ 5.749%, 10/22/24 1 mo. LIBOR + 3.25%	$250,479
1,290,250	Genworth Financial, Inc.‡ 7.008%, 03/07/23 1 mo. LIBOR + 4.50%	1,292,669
808,182	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	798,080
1,034,800	HUB International, Ltd.‡ 5.514%, 04/25/25 1 mo. LIBOR + 2.75%	999,875
250,000	Level 3 Financing, Inc.‡ 4.756%, 02/22/24 1 mo. LIBOR + 2.25%	246,055
		3,587,158
	Health Care (1.6%)
2,611,268	Amneal Pharmaceuticals, LLC‡ 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	2,593,851
721,875	Bausch Health Cos., Inc.‡ 5.263%, 11/27/25 1 mo. LIBOR + 2.75%	713,021
1,970,000	Gentiva Health Services, Inc.‡ 9.500%, 07/02/26 1 mo. LIBOR + 7.00%	2,000,781
682,452	Gentiva Health Services, Inc.‡ 6.250%, 07/02/25 1 mo. LIBOR + 3.75%	679,040
1,179,205	Mallinckrodt International Finance, SA‡ 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	1,102,345
1,329,750	Ortho Clinical Diagnostics, SA‡ 5.760%, 06/30/25 1 mo. LIBOR + 3.25%	1,289,445
2,167,935	Team Health Holdings, Inc.‡ 5.249%, 02/06/24 1 mo. LIBOR + 2.75%	1,956,561
2,561,784	Valeant Pharmaceuticals International, Inc.‡ 5.513%, 06/02/25 1 mo. LIBOR + 3.00%	2,538,203
		12,873,247
	Industrials (0.4%)
750,000	RegionalCare Hospital Partners Holdings, Inc.‡ 7.129%, 11/16/25 1 mo. LIBOR + 4.50%	733,500
1,240,625	Scientific Games International, Inc.‡ 5.249%, 08/14/24 1 mo. LIBOR + 2.75%	1,204,566
1,272,150	TransDigm, Inc.‡ 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	1,244,125
		3,182,191
	Information Technology (0.3%)
1,250,000	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	1,222,994
PRINCIPAL AMOUNT		VALUE
1,300,000	First Data Corp.‡ 4.519%, 04/26/24 1 mo. LIBOR + 2.00%	$1,296,600
		2,519,594
	Information Technology (0.1%)
398,990	Dell International LLC‡ 4.500%, 09/07/23 1 mo. LIBOR + 2.00%	394,106
	Real Estate (0.2%)
1,393,000	iStar, Inc.‡ 5.258%, 06/28/23 1 mo. LIBOR + 2.75%	1,381,682
	TOTAL BANK LOANS (Cost $39,187,373)	38,635,808

SYNTHETIC CONVERTIBLE SECURITIES (0.7%) ¤

Corporate Bonds (0.6%)
	Airlines (0.0%)
6,000	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	6,215
	Communication Services (0.1%)
12,000	Altice Financing, SA*^ 7.500%, 05/15/26	11,405
30,000	Altice France, SA* 7.375%, 05/01/26	28,994
	Altice Luxembourg, SA*^
6,000	7.750%, 05/15/22	5,832
6,000	7.625%, 02/15/25	5,109
	Cincinnati Bell, Inc.*^
14,000	8.000%, 10/15/25	12,196
6,000	7.000%, 07/15/24	5,183
9,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	8,246
	CSC Holdings, LLC*
41,000	5.500%, 04/15/27	40,172
17,000	5.500%, 05/15/26^	16,875
12,000	7.500%, 04/01/28^	12,357
67,000	Embarq Corp. 7.995%, 06/01/36	63,236
	Frontier Communications Corp.
36,000	11.000%, 09/15/25^	23,313
27,000	7.625%, 04/15/24	14,602
12,000	8.500%, 04/01/26*^	10,899
	Gray Television, Inc.*^
14,000	5.875%, 07/15/26	13,754
6,000	7.000%, 05/15/27	6,237
	Hughes Satellite Systems Corp.^
14,000	6.625%, 08/01/26	13,563
3,000	5.250%, 08/01/26	2,899
	Inmarsat Finance, PLC*
17,000	4.875%, 05/15/22^	16,499
11,000	6.500%, 10/01/24μ	10,688
	Intelsat Jackson Holdings, SA
20,000	9.750%, 07/15/25*	20,859
11,000	8.000%, 02/15/24*^	11,469
11,000	5.500%, 08/01/23^	10,015
6,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	5,498

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
14,000	Qwest Corp. 6.875%, 09/15/33	$13,205
6,000	SBA Communications Corp.^ 4.000%, 10/01/22	5,965
	Sprint Corp.
62,000	7.875%, 09/15/23^	65,961
20,000	7.125%, 06/15/24	20,572
15,000	7.625%, 03/01/26^	15,597
15,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	14,456
9,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	7,843
22,000	United States Cellular Corp. 6.700%, 12/15/33	22,841
5,000	Wind Tre, S.p.A.*^ 5.000%, 01/20/26	4,164
	Windstream Services, LLC / Windstream Finance Corp.
14,000	8.625%, 10/31/25*	13,261
5,000	7.750%, 10/01/21	3,139
2,000	10.500%, 06/30/24*	1,660
		558,564
	Consumer Discretionary (0.1%)
5,000	American Greetings Corp.* 7.875%, 02/15/25	4,186
16,000	Beverages & More, Inc.* 11.500%, 06/15/22	12,103
15,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	15,077
14,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	13,085
	CCO Holdings, LLC / CCO Holdings Capital Corp.^
29,000	5.125%, 05/01/27*	28,093
11,000	5.750%, 09/01/23	11,223
6,000	5.000%, 02/01/28*	5,710
	Century Communities, Inc.
24,000	6.875%, 05/15/22	24,172
9,000	5.875%, 07/15/25	8,316
42,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	42,131
	DISH DBS Corp.^
14,000	7.750%, 07/01/26	12,088
9,000	5.875%, 11/15/24	7,484
26,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	26,169
14,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	13,871
14,000	GLP Capital, LP / GLP Financing II, Inc. 5.250%, 06/01/25	14,445
12,000	goeasy, Ltd.μ* 7.875%, 11/01/22	12,586
17,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	16,004
59,000	Hasbro, Inc. 6.600%, 07/15/28	68,047
14,000	International Game Technology, PLC*^ 6.250%, 01/15/27	14,212
41,000	L Brands, Inc.^ 6.875%, 11/01/35	35,450

PRINCIPAL AMOUNT		VALUE
15,000	Lennar Corp. 5.250%, 06/01/26	$14,642
15,000	M/I Homes, Inc. 5.625%, 08/01/25	13,829
29,000	Mattel, Inc.*^ 6.750%, 12/31/25	27,428
13,000	Mclaren Finance, PLC* 5.750%, 08/01/22	11,976
23,000	Meritage Homes Corp. 7.000%, 04/01/22	24,222
6,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	2,711
30,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	29,514
	PetSmart, Inc.*^
9,000	5.875%, 06/01/25	7,090
3,000	8.875%, 06/01/25	1,903
	Rite Aid Corp.
26,000	7.700%, 02/15/27	17,843
9,000	6.125%, 04/01/23*^	7,605
28,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	33,227
20,000	Salem Media Group, Inc.* 6.750%, 06/01/24	18,251
14,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	13,642
45,000	Service Corp. International 7.500%, 04/01/27	49,247
14,000	Sotheby’s*^ 4.875%, 12/15/25	13,401
11,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	11,206
34,000	Taylor Morrison Communities Corp. / Taylor Morrison Holdings II, Inc.*^ 5.250%, 04/15/21	34,122
5,000	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	5,217
11,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	10,719
		732,247
	Consumer Staples (0.0%)
9,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	8,437
9,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	8,763
17,000	Fresh Market, Inc.* 9.750%, 05/01/23	12,771
	JBS USA LUX, SA / JBS USA Finance, Inc.*
96,000	7.250%, 06/01/21	97,464
20,000	6.750%, 02/15/28	20,431
	New Albertson’s, Inc.
17,000	7.450%, 08/01/29	14,937
9,000	7.750%, 06/15/26	8,200
7,000	8.000%, 05/01/31	6,297
	Pilgrim’s Pride Corp.*
22,000	5.875%, 09/30/27^	21,342
6,000	5.750%, 03/15/25	5,888

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Post Holdings, Inc.*
14,000	5.750%, 03/01/27	$13,752
3,000	5.625%, 01/15/28^	2,884
	Simmons Foods, Inc.*
11,000	7.750%, 01/15/24	11,387
7,000	5.750%, 11/01/24^	5,736
		238,289
	Energy (0.1%)
9,000	Apergy Corp. 6.375%, 05/01/26	8,879
4,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	3,895
24,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	24,332
9,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	8,591
14,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	11,949
29,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	22,010
21,000	California Resources Corp.*^ 8.000%, 12/15/22	16,886
22,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	21,773
15,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	11,825
11,000	Cheniere Energy Partners, LP*^ 5.625%, 10/01/26	11,044
	Chesapeake Energy Corp.^
14,000	8.000%, 01/15/25	14,099
12,000	7.000%, 10/01/24	11,736
8,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	7,410
30,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	25,290
6,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	5,660
	Denbury Resources, Inc.
12,000	5.500%, 05/01/22	8,798
11,000	7.500%, 02/15/24*^	9,637
8,000	9.250%, 03/31/22*^	7,900
6,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	5,679
	Energy Transfer, LP
30,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	24,081
22,000	5.875%, 01/15/24μ	23,432
3,000	5.500%, 06/01/27^	3,115
	Enterprise Products Operating, LLCμ‡
22,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	19,641
6,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	5,202
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
12,000	7.750%, 05/15/26	11,080
10,000	9.375%, 05/01/24	5,356
	Genesis Energy, LP / Genesis Energy Finance Corp.^
14,000	6.500%, 10/01/25	13,281
PRINCIPAL AMOUNT		VALUE
14,000	6.250%, 05/15/26	$12,876
	Gulfport Energy Corp.
14,000	6.375%, 05/15/25	13,238
8,000	6.000%, 10/15/24^	7,533
11,000	Halcon Resources Corp. 6.750%, 02/15/25	8,374
16,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	15,312
19,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	18,036
15,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	14,831
11,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	9,862
5,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	4,487
1,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	871
8,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	8,029
1,000	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	1,027
10,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	9,478
14,000	Par Petroleum LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	13,007
14,000	PDC Energy, Inc.^ 5.750%, 05/15/26	13,214
12,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	11,556
14,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	12,568
6,000	QEP Resources, Inc.^ 5.625%, 03/01/26	5,768
21,000	SESI, LLC^ 7.750%, 09/15/24	16,628
6,000	SM Energy Company^ 6.750%, 09/15/26	5,924
12,000	Southwestern Energy Company^ 7.500%, 04/01/26	12,391
9,000	Sunoco, LP / Sunoco Finance Corp.^ 5.500%, 02/15/26	8,894
9,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.* 6.500%, 07/15/27	9,283
3,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	2,754
3,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	3,011
13,000	Transocean, Inc.*^ 7.500%, 01/15/26	12,385
14,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	11,629

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
24,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	$23,488
30,000	Weatherford International, Ltd. 8.250%, 06/15/23	19,272
14,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	13,744
15,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	15,220
		677,271
	Financials (0.1%)
28,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	24,454
41,000	Ally Financial, Inc. 8.000%, 11/01/31	49,323
14,000	Amwins Group, Inc.* 7.750%, 07/01/26	14,067
	Ardonagh Midco 3, PLC*
25,000	8.625%, 07/15/23^	21,555
5,000	8.625%, 07/15/23	4,257
26,000	AssuredPartners, Inc.* 7.000%, 08/15/25	24,956
14,000	Bank of America Corp.‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	13,627
14,000	Bank of Nova Scotiaμ^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	12,532
25,000	Brookfield Residential Properties, Inc.*^ 6.375%, 05/15/25	23,461
28,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	25,238
14,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	12,899
6,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	5,980
14,000	HUB International, Ltd.* 7.000%, 05/01/26	13,593
22,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	16,994
31,000	Iron Mountain, Inc.* 5.250%, 03/15/28	28,859
	Jefferies Finance, LLC*
37,000	7.375%, 04/01/20	37,160
30,000	7.250%, 08/15/24	28,613
13,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	11,968
12,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	11,887
15,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	15,156
15,000	LPL Holdings, Inc.* 5.750%, 09/15/25	14,755
24,000	MetLife, Inc.μ 6.400%, 12/15/66	25,427
PRINCIPAL AMOUNT		VALUE
28,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	$27,967
	Navient Corp.^
18,000	6.750%, 06/25/25	17,405
7,000	6.500%, 06/15/22	7,168
12,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	12,105
24,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	22,935
15,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	14,911
	Springleaf Finance Corp.^
19,000	6.875%, 03/15/25	18,207
14,000	7.125%, 03/15/26	13,393
8,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	7,973
28,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	24,288
		603,113
	Health Care (0.1%)
27,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	26,519
28,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	29,853
	Community Health Systems, Inc.
46,000	8.125%, 06/30/24*^	36,662
4,000	6.875%, 02/01/22	2,277
42,000	DaVita, Inc.^ 5.125%, 07/15/24	41,430
38,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	31,137
9,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	8,488
	HCA, Inc.
47,000	5.875%, 05/01/23	49,799
35,000	5.375%, 02/01/25	36,225
14,000	7.500%, 11/06/33	15,490
13,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	13,762
14,000	Magellan Health, Inc.μ 4.400%, 09/22/24	13,176
19,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	16,082
6,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	4,881
	Tenet Healthcare Corp.
41,000	6.750%, 06/15/23^	40,285
16,000	4.625%, 07/15/24^	15,732
14,000	6.250%, 02/01/27*	14,217
1,000	6.875%, 11/15/31	893
17,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	15,918

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
44,000	Teva Pharmaceutical Finance IV, BVμ 3.650%, 11/10/21	$42,625
	Teva Pharmaceutical Finance Netherlands III, BVμ^
20,000	6.000%, 04/15/24	20,385
9,000	2.800%, 07/21/23	8,115
	Valeant Pharmaceuticals International*
28,000	8.500%, 01/31/27	29,287
14,000	9.250%, 04/01/26	15,054
12,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	10,890
		539,182
	Industrials (0.1%)
17,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	16,839
9,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	9,033
	Allison Transmission, Inc.*
10,000	4.750%, 10/01/27	9,369
6,000	5.000%, 10/01/24μ	5,919
17,000	Arconic, Inc.μ^ 5.125%, 10/01/24	17,171
16,000	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	14,034
14,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	13,129
21,000	Bombardier, Inc.*^ 7.500%, 03/15/25	20,252
	Covanta Holding Corp.
16,000	5.875%, 03/01/24	15,961
3,000	5.875%, 07/01/25	2,936
14,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	12,028
20,000	Fly Leasing, Ltd. 5.250%, 10/15/24	18,689
3,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	2,840
29,000	Garda World Security Corp.* 7.250%, 11/15/21	28,456
	Golden Nugget, Inc.*
16,000	6.750%, 10/15/24^	16,090
11,000	8.750%, 10/01/25	11,299
14,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	14,437
21,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	20,559
	Hertz Corp.^
9,000	7.375%, 01/15/21	8,988
3,000	7.625%, 06/01/22*	3,000
	Icahn Enterprises, LPμ^
15,000	6.750%, 02/01/24	15,542
14,000	6.375%, 12/15/25	14,397
4,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	3,815
14,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	12,646
7,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	6,995
PRINCIPAL AMOUNT		VALUE
22,000	Meritor, Inc. 6.250%, 02/15/24	$22,144
12,000	Multi-Color Corp.*^ 4.875%, 11/01/25	11,410
20,000	Navistar International Corp.*^ 6.625%, 11/01/25	20,105
	Park Aerospace Holdings, Ltd.*^
9,000	4.500%, 03/15/23μ	8,881
6,000	5.500%, 02/15/24	6,106
25,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	24,345
14,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	13,280
9,000	Tennant Company 5.625%, 05/01/25	8,950
3,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	2,629
6,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	5,833
9,000	TransDigm, Inc.* 6.250%, 03/15/26	9,149
	United Rentals North America, Inc.^
12,000	4.875%, 01/15/28	11,388
11,000	5.875%, 09/15/26	11,225
6,000	6.500%, 12/15/26	6,242
7,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	6,817
		482,928
	Information Technology (0.0%)
21,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	21,253
6,000	Cardtronics, Inc.* 5.500%, 05/01/25	5,728
23,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	21,763
36,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	36,016
13,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	12,275
26,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	27,183
14,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	13,148
17,000	Nuance Communications, Inc.μ^ 6.000%, 07/01/24	17,202
12,000	VFH Parent, LLC*^ 6.750%, 06/15/22	12,321
		166,889
	Materials (0.0%)
25,000	AK Steel Corp.^ 6.375%, 10/15/25	20,415
	Alcoa Nederland Holding, BV*^
22,000	7.000%, 09/30/26	23,201
2,000	6.125%, 05/15/28	2,029
45,000	ArcelorMittal, SA 7.000%, 10/15/39	49,368
26,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	25,315

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
6,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	$6,007
	First Quantum Minerals, Ltd.*
9,000	7.000%, 02/15/21^	8,988
6,000	7.250%, 04/01/23	5,750
21,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	20,190
9,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	9,006
9,000	Kinross Gold Corp. 4.500%, 07/15/27	8,126
13,000	New Gold, Inc.*^ 6.375%, 05/15/25	10,970
37,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	37,057
28,000	PH Glatfelter Companyμ 5.375%, 10/15/20	28,044
	United States Steel Corp.^
28,000	6.875%, 08/15/25	26,811
6,000	6.250%, 03/15/26	5,464
		286,741
	Real Estate (0.0%)
8,000	CBL & Associates, LP^ 5.250%, 12/01/23	6,739
23,000	MPT Operating Partnership, LP / MPT Finance Corp. 5.000%, 10/15/27	22,424
14,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	13,602
		42,765
	Utilities (0.0%)
4,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	3,975
	NRG Energy, Inc.^
9,000	5.750%, 01/15/28	9,111
6,000	6.625%, 01/15/27	6,363
27,000	PPL Capital Funding, Inc.μ^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	24,567
8,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	7,445
14,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	13,025
12,000	Vistra Energy Corp.* 8.125%, 01/30/26	13,008
		77,494
	TOTAL CORPORATE BONDS	4,411,698

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
80,000	1.875%, 05/31/22	78,581
43,000	2.375%, 03/15/21	42,931
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	121,512
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.1%) #
	Financials (0.1%)
7,300	Bank of America Corp.
20,783,100	Call, 06/21/19, Strike $30.00	$770,150

	Industrials (0.0%)
1,015	Stanley Black & Decker, Inc.
12,833,660	Call, 04/18/19, Strike $155.00	30,450
	TOTAL PURCHASED OPTIONS	800,600

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $6,498,641)	5,333,810

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.6%)
	Communication Services (0.5%)
20,900	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	3,948,762
	Consumer Staples (0.7%)
54,410	Bunge, Ltd. 4.875%, 12/31/49	5,395,513
	Energy (0.6%)
	NuStar Energy, LP‡
190,650	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	3,828,252
61,245	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,387,812
		5,216,064
	Financials (1.9%)
5,000	Bank of America Corp.^ 7.250%, 12/31/49	6,465,800
29,835	Virtus Investment Partners, Inc.^ 7.250%, 02/01/20	2,482,869
4,800	Wells Fargo & Company 7.500%, 12/31/49	6,154,560
		15,103,229
	Health Care (0.9%)
118,000	Becton Dickinson and Company 6.125%, 05/01/20	7,257,000
	Industrials (1.7%)
7,750	Fortive Corp. 5.000%, 07/01/21	7,617,397
115,600	Rexnord Corp. 5.750%, 11/15/19	6,418,112
		14,035,509

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Materials (0.5%)
73,897	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	$3,998,567
	Real Estate (2.2%)
7,300	Crown Castle International Corp. 6.875%, 08/01/20	8,076,720
143,750	Welltower, Inc.^ 6.500%, 12/31/49	9,848,312
		17,925,032
	Utilities (4.6%)
104,300	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.467%, 09/15/29	4,660,020
117,650	DTE Energy Company 6.500%, 10/01/19	6,408,395
296,800	NextEra Energy, Inc. 6.123%, 09/01/19	17,603,208
	Sempra Energy
42,200	6.750%, 07/15/21	4,293,428
38,750	6.000%, 01/15/21	3,887,788
		36,852,839

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,713,179)	109,732,515

COMMON STOCKS (5.6%)
	Communication Services (0.0%)
13,042	Cumulus Media, Inc. - Class A^#	157,156
	Energy (1.1%)
2,010	Chevron Corp.^	230,446
64,000	Energy Transfer, LP	941,440
69,790	Enterprise Products Partners, LP	1,931,089
14,650	GasLog, Ltd.^	262,674
19,280	Magellan Midstream Partners, LP~	1,184,756
7,475	Schlumberger, Ltd.	330,470
378,369	Southwestern Energy Company^#	1,653,473
28,085	Targa Resources Corp.^	1,207,936
39,465	Tidewater, Inc.^#	849,287
53,601	Transocean, Ltd.^#	459,361
9,185	Williams Companies, Inc.	247,352
		9,298,284
	Financials (0.1%)
17,300	American International Group, Inc.	747,879
	Health Care (4.4%)
97,157	Allergan, PLC	13,988,665
31,585	Anthem, Inc.	9,570,255
165,000	Gilead Sciences, Inc.~	11,551,650
		35,110,570

	TOTAL COMMON STOCKS (Cost $68,209,384)	45,313,889
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #
	Consumer Discretionary (0.1%)
56	Booking Holdings, Inc.
10,263,736	Put, 06/21/19, Strike $1,870.00 (Cost $740,807)	$792,120

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.4%)
9,712,395	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	9,716,280
9,630,750	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	9,630,750

	TOTAL SHORT TERM INVESTMENTS (Cost $19,346,275)	19,347,030

TOTAL INVESTMENTS (151.1%) (Cost $1,278,386,927)		1,216,524,894

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.7%)		(110,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.4%)		(301,086,648)

NET ASSETS (100.0%)		$805,438,246

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
	Consumer Discretionary (0.0%)
56	Booking Holdings, Inc.
10,263,736	Put, 06/21/19, Strike $1,650.00 (Premium $331,669)	$(315,840)

NOTES TO SCHEDULE OF INVESTMENTS

μ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $34,497,101.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
&	Illiquid security.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $674,517.
#	Non-income producing security.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2019.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Cost basis of investments	$1,278,055,258
Gross unrealized appreciation	43,841,225
Gross unrealized depreciation	(105,687,429)
Net unrealized appreciation (depreciation)	$(61,846,204)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$408,140,462	$—	$408,140,462
Convertible Bonds	—	577,990,232	—	577,990,232
U.S. Government and Agency Securities	—	11,239,028	—	11,239,028
Bank Loans	—	38,635,808	—	38,635,808
Synthetic Convertible Securities (Corporate Bonds)	—	4,411,698	—	4,411,698
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	121,512	—	121,512
Synthetic Convertible Securities (Purchased Options)	800,600	—	—	800,600
Convertible Preferred Stocks	95,728,220	14,004,295	—	109,732,515
Common Stocks U.S.	45,313,889	—	—	45,313,889
Purchased options	792,120	—	—	792,120
Short Term Investments	19,347,030	—	—	19,347,030
TOTAL	$161,981,859	$1,054,543,035	$—	$1,216,524,894
Liabilities:
Written options	$315,840	$—	$—	$315,840
TOTAL	$315,840	$—	$—	$315,840

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019